LOANS TO THIRD PARTIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
LOANS TO THIRD PARTIES
Proceeds from Collection of Loans Receivable	$ 888,241	¥ 6,279,623	$ 1,340,928	¥ 9,480,000
Payments to Acquire Loans Receivable	$ 1,340,928	¥ 9,480,000		¥ 4,000,000	¥ 1,960,000